Information by Segment (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Inter Segment Policies for Segment

a) By Business Unit:

2018	Coca-Cola FEMSA	FEMSA Comercio — Proximity Division	FEMSA Comercio — Health Division	FEMSA Comercio — Fuel Division	Heineken Investment	Other (1)	Consolidation Adjustments	Consolidated
Total revenues	Ps. 182,342	Ps.167,458	Ps. 51,739	Ps.46,936	Ps.—	Ps.42,293	(21,024)	Ps.469,744
Intercompany revenue	5,160	290	—	—	—	15,574	(21,024)	—
Gross profit	83,938	65,529	15,865	4,231	—	10,233	(4,626)	175,170
Administrative expenses	—	—	—	—	—	—	—	17,313
Selling expenses	—	—	—	—	—	—	—	114,573
Other income	—	—	—	—	—	—	—	673
Other expenses	—	—	—	—	—	—	—	2,947
Interest expense	7,568	1,806	678	211	1	2,057	(2,496)	9,825
Interest income	1,004	372	14	159	22	3,757	(2,496)	2,832
Other net finance income (3)	—	—	—	—	—	—	—	(387)
Income before income taxes and share of the profit of equity accounted investees	17,190	13,335	1,438	407	11	1,219	30	33,630
Income taxes	5,260	1,124	652	123	4	3,006	—	10,169
Share of the profit of equity accounted investees, net of tax	(226)	(17)	—	—	6,478	17	—	6,252

Net income from continuing operations								29,713

Net income from discontinued operations								3,366

Consolidated net income								33,079

Depreciation and amortization (2)	10,028	4,971	983	152	—	1,103	—	17,237
Non-cash items other than depreciation and amortization	755	367	22	11	—	490	—	1,645

Investments in equity accounted investees	10,518	84	—	—	83,461	252	—	94,315
Total assets	263,787	75,146	35,881	7,015	86,340	150,674	(42,462)	576,381
Total liabilities	132,037	56,468	23,357	6,142	4,054	61,340	(42,559)	240,839
Investments in fixed assets (4)	11,069	9,441	1,162	520	—	2,391	(317)	24,266

(1)	Includes other companies and corporate (see Note 1).
(2)	Includes bottle breakage.
(3)	Includes foreign exchange loss, net; gain on monetary position for subsidiaries in hyperinflationary economies; and market value loss on financial instruments.
(4)	Includes acquisitions and disposals of property, plant and equipment, intangible assets and other long-lived assets.

2017 (Revised) (5)	Coca-Cola FEMSA		FEMSA Comercio– Proximity Division		FEMSA Comercio– Health Division		FEMSA Comercio– Fuel Division		Heineken Investment	Other (1)		Consolidation Adjustments		Consolidated
Total revenues	Ps.	183,256	Ps.	149,833	Ps.	47,421	Ps.	38,388	—	Ps.	39,732	Ps.	(18,698)	Ps.	439,932
Intercompany revenue		4,679		202		—		—	—		13,817		(18,698)		—
Gross profit		83,508		56,127		14,213		2,767	—		9,307		(3,832)		162,090
Administrative expenses		—		—		—		—	—		—		—		15,222
Selling expenses		—		—		—		—	—		—		—		105,880
Other income		—		—		—		—	—		—		—		31,951
Other expenses		—		—		—		—	—		—		—		33,866
Interest expense		8,778		1,313		685		156	—		2,372		(2,212)		11,092
Interest income		791		306		23		47	23		2,492		(2,212)		1,470
Other net finance expenses (3)		—		—		—		—	—		—		—		6,320
Income before income taxes and share of the profit of equity accounted investees		(11,255)		11,723		956		146	30,000		4,265		(64)		35,771
Income taxes		4,184		762		434		23	(5,132)		9,942		—		10,213
Share of the profit of equity accounted investees, net of tax		60		5		—		—	7,847		11		—		7,923

Net income from continuing operations		–		–		–		—	–		–		–		33,480

Net income from discontinued operations		–		–		–		—	–		–		–		3,726

Consolidated net income		—		—		—		—	—		—		—		37,206

Depreciation and amortization (2)		9,632		4,144		942		118	—		804		—		15,640
Non-cash items other than depreciation and amortization		1,663		285		31		18	—		267		—		2,264

Investments in equity accounted investees		11,501		642		—		—	83,720		234		—		96,097
Total assets		285,677		64,717		38,496		4,678	76,555		154,930		(36,512)		588,541
Total liabilities		144,967		49,101		25,885		4,091	1,343		62,754		(36,512)		251,629
Investments in fixed assets (4)		12,917		8,396		774		291	—		1,479		(371)		23,486

(1)	Includes other companies and corporate (see Note 1).
(2)	Includes bottle breakage.
(3)	Includes foreign exchange gain, net; gain on monetary position for subsidiaries in hyperinflationary economies; and market value loss on financial instruments.
(4)	Includes acquisitions and disposals of property, plant and equipment, intangible assets and other long-lived assets.
(5)

Disclosure has been revised for the restructuring of FEMSA Comercio – Proximity Division and for 2017 the discontinued Philippines operations of Coca-Cola FEMSA Philippines. The assets (Ps. 28,272) and liabilities (Ps. 9,945) for the discontinued operation for 2017 of Philippines segment are included in Mexico and Central America

2016 (Revised) (5)	Coca-Cola FEMSA		FEMSA Comercio – Proximity Division		FEMSA Comercio – Health Division		FEMSA Comercio – Fuel Division		Heineken Investment	Other (1)		Consolidation Adjustments		Consolidated
Total revenues	Ps.	177,718	Ps.	133,228	Ps.	43,411	Ps.	28,616	—	Ps.	33,406	Ps.	(16,872)	Ps.	399,507
Intercompany revenue		4,269		4		—		—	—		12,599		(16,872)		—
Gross profit		79,662		49,046		12,738		2,248	—		8,062		(3,552)		148,204
Administrative expenses		—		—		—		—	—		—		—		14,730
Selling expenses		—		33		—		—	—		—		—		95,547
Other income		—		(13)		—		—	—		—		—		1,157
Other expenses		—		—		—		—	—		—		—		5,909
Interest expense		7,473		789		654		109	—		1,613		(992)		9,646
Interest income		715		259		31		37	20		1,229		(992)		1,299
Other net finance expenses (3)		—		—		—		—	—		—		—		3,728
Income before income taxes and share of the profit of equity accounted investees		14,308		11,203		914		182	9		2,061		(121)		28,556
Income taxes		3,928		729		371		16	3		2,841		—		7,888
Share of the profit of equity accounted investees, net of tax		147		22		—		—	6,342		(4)		—		6,507

Consolidated net income		—		—		—		—	—		—		—		27,175

Depreciation and amortization (2)		8,666		3,510		855		92	—		586		—		13,709
Non-cash items other than depreciation and amortization		2,908		270		8		17	—		648		—		3,851

Investments in equity accounted investees		22,357		611		—		—	105,229		404		—		128,601
Total assets		279,256		55,453		35,862		3,649	108,976		94,716		(32,289)		545,623
Total liabilities		150,023		40,857		24,368		3,132	7,132		66,230		(32,289)		259,453
Investments in fixed assets (4)		12,391		7,598		474		299	—		1,705		(312)		22,155

(1)	Includes other companies and corporate (see Note 1).
(2)	Includes bottle breakage.
(3)	Includes foreign exchange gain, net; gain on monetary position for subsidiaries in hyperinflationary economies; and market value gain on financial instruments.
(4)	Includes acquisitions and disposals of property, plant and equipment, intangible assets and other long-lived assets.
(5)	Disclosure has been revised for the restructuring of FEMSA Comercio – Proximity Division.

Summary of Geographic Disclosure

Geographic disclosure for the Company non-current assets is as follow:

	2018	2017
Mexico and Central America (1)	Ps. 195,310	Ps.	176,174
Asia	—		17,233
South America (2)	120,003		130,226
Europe	83,461		83,720

Consolidated	Ps. 398,774	Ps.	407,353

(1)	Domestic (Mexico only) non-current assets were Ps. 185,857 and Ps. 170,547, as of December 31, 2018, and December 31, 2017, respectively.
(2)

South America non-current assets includes Brazil, Argentina, Colombia, Chile and Uruguay. Brazilian non-current assets were Ps. 76,869 and Ps. 89,137, as of December 31, 2018 and December 31, 2017, respectively. Colombia non-current assets were Ps. 16,664 and Ps. 18,396, as of December 31, 2018 and December 31, 2017, respectively. Argentina non-current assets were Ps. 4,538 and Ps. 3,052, as of December 31, 2018 and December 31, 2017, respectively. Chile non-current assets were Ps. 16,787 and Ps. 19,590, as of December 31, 2018 and December 31, 2017, respectively. Uruguay non-current assets were Ps. 5,145, as of December 31, 2018.